Condensed Financial Information of New Borun - Condensed Balance Sheets (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
CONDENSED BALANCE SHEETS
Amount of restricted paid-in-capital, capital surplus and statutory reserves	$ 209,927,781	¥ 1,371,710,109		¥ 1,155,056,979
Current assets
Cash	111,451,945	728,249,297	$ 121,717,894	795,329,065	¥ 495,630,607	¥ 830,430,168
Total current assets	352,536,082	2,303,541,262		2,143,937,990
Total assets	489,306,241	3,197,224,839		3,150,638,724	3,090,589,440
Current liabilities
Accrued expenses and other payables	8,382,079	54,770,180		47,614,155
Total liabilities	176,245,986	1,151,626,526		1,281,839,231
Total shareholders' equity	313,060,255	2,045,598,313		1,868,799,493	1,805,147,961	1,676,344,557
Total liabilities and shareholders' equity	489,306,241	3,197,224,839		3,150,638,724
New Borun
Current assets
Cash	21	137	$ 22	146	¥ 136	¥ 128
Amounts due from subsidiaries	37,423,428	244,532,160		244,532,160
Total current assets	37,423,449	244,532,297		244,532,306
Investments in subsidiaries	275,637,571	1,801,071,015		1,624,272,493
Total assets	313,061,020	2,045,603,312		1,868,804,799
Current liabilities
Accrued expenses and other payables	765	4,999		5,306
Total liabilities	765	4,999		5,306
Total shareholders' equity	313,060,255	2,045,598,313		1,868,799,493
Total liabilities and shareholders' equity	$ 313,061,020	¥ 2,045,603,312		¥ 1,868,804,799